Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICIESSUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSDWS ESG Core Equity FundDWS Investment Management Americas, Inc., the fund’s investment advisor, is updating the sustainability criteria applicable to the fund. The following changes will be implemented with the fund’s next rebalance after January 15, 2025.The following disclosure replaces the existing similar disclosure contained under the “PRINCIPAL INVESTMENT STRATEGIES”section of the fund’s summary prospectus and under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary section of the fund's prospectus.Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks, which meet the Advisor’s sustainability criteria. The fund may, at the discretion of portfolio management, invest up to 20% of net assets in investments that do not meet such sustainability criteria, including derivatives and securities of issuers for which environmental, social and governance (“ESG”) assessments have not been performed or are incomplete. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.Management process. Portfolio management uses a combination of proprietary ESG assessments and proprietary quantitative models to identify investments for the fund. As described further below, the ESG assessments are used to evaluate whether investments meet the Advisor’s sustainability criteria. The proprietary quantitative models used by portfolio management to construct the fund’s portfolio are based primarily on traditional fundamental factors and do not explicitly incorporate ESG factors in identifying investments for the fund.ESG AssessmentsPotential investments are assessed using a proprietary DWS ESG methodology, which is applied using a number of ESG assessments. The ESG assessments utilize a proprietary software tool (the “DWS ESG Engine”) and seek to identify issuers that fail to meet certain minimum ESG standards in their operations and/or are significantly involved in, or significantly exposed to, certain controversial business areas and activities, in each case as determined by the DWS ESG Engine based on various inputs and calculation methodologies.The DWS ESG Engine uses data primarily from several third-party ESG data vendors and public sources to derive issuer grades for certain ESG assessments. Such graded ESG assessments are based on a letter scale from “A” to “F,” in which each issuer receives one of six possible grades, with “A”representing the highest grade and “F” representing the lowest grade on the scale. In order to meet the Advisor’s sustainability criteria, an issuer must receive a grade of “E” or above.For other ESG assessments, the DWS ESG Engine seeks to evaluate issuers for involvement in, or exposure to, business activities which have a high potential for negative social and/or environmental impacts, including fossil fuels, certain weapons categories or certain controversial sectors (collectively,“controversial sectors and weapons”). These assessments may be revenue-based or categorical.An issuer must satisfy each of the following ESG assessments in order to meet the Advisor’s sustainability criteria:DWS Climate and Transition Risk AssessmentThe DWS Climate and Transition Risk Assessment is designed to evaluate issuers in the context of climate change and environmental changes, for example, with respect to greenhouse gas emissions reduction and water conservation. Issuers that are determined to contribute less to climate change and other negative environmental changes, or to be less exposed to these risks, receive better grades.DWS Norm AssessmentThe DWS Norm Assessment is designed to evaluate the behavior of issuers within the framework of the principles of the United Nations (UN) Global Compact, the standards of the International Labor Organization, and other generally accepted international standards and principles. The DWS Norm Assessment examines, for example, an issuer’s practices and impacts related to human rights, workers’ rights, child or forced labor, the environment, and business ethics.UN Global Compact AssessmentIn addition to the DWS Norm Assessment, an issuer will not meet the Advisor’s sustainability criteria if it is determined to be directly involved in one or more very severe, unresolved controversies related to the principles of the UN Global Compact.DWS ESG Quality AssessmentThe DWS ESG Quality Assessment utilizes a peer group comparison and is designed to evaluate an issuer’s overall ESG performance, based on consensus among several ESG data vendors (best-in-class approach), for example, concerning the handling of environmental changes, product safety, employee management or corporate ethics. The peer group for an issuer is comprised of other issuers in the same industry. Issuers determined to exhibit better overall ESG performance relative to their peer group receive a better grade, while issuers determined to exhibit worse overall ESG performance relative to their peer group receive a worse grade.Exposure to controversial sectors and weaponsAn issuer will not meet the Advisor’s sustainability criteria if it is determined that it is significantly involved in, or significantly exposed to (each as determined by certain minimum revenue thresholds, generally 0-10%), certain controversial business areas and business activities, including: controversial weapons, the defense industry, civil handguns or ammunition, tobacco products, gambling, adult entertainment, palm oil, nuclear power generation, uranium mining and/or uranium enrichment, extraction of crude oil, unconventional extraction of crude oil and/or natural gas, coal mining and oil extraction, power generation from coal, power generation from and other use of other fossil fuels (excluding natural gas), and mining and exploration of and services in connection with oil sands and oil shale. An issuer also will not meet the Advisor’s sustainability criteria if it is identified as having coal expansion plans, such as additional coal mining, coal production or coal usage.Changes to the Advisor’s Sustainability Criteria / Adjustments to individual ESG assessment scoresThe Advisor’s sustainability criteria may be updated periodically to, among other things, add or remove ESG assessments, change the methodology applicable to an ESG assessment, or revise an ESG assessment grade or revenue threshold for meeting the Advisor’s sustainability criteria.In addition, in certain circumstances, a DWS internal review process allows for adjustment to certain individual assessment scores, as calculated by the DWS ESG Engine.Proprietary Quantitative Investment ModelsThe quantitative models utilized by portfolio management are research based and seek to identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund’s portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund’s benchmark index. All investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by portfolio management may be adjusted from time to time and may favor different types of securities from different industries and companies at different times.At the time of the portfolio’s scheduled rebalancing, a security may be sold when a quantitative model indicates that other investments are more attractive, when the company no longer meets performance or risk expectations, or to maintain portfolio characteristics similar to the fund’s benchmark. A security also generally will be sold if it no longer meet’s the Advisor’s sustainability criteria.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. From time to time, certain amounts of the fund’s assets will be invested in total return swap transactions, through which the fund and a swap counterparty will exchange the returns of a custom basket of both long and short positions selected using portfolio management’s proprietary quantitative models. Portfolio management may use total return swaps in seeking to enhance potential returns as well as for hedging. In addition, portfolio management may use options and futures contracts as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. Portfolio management may also use put options for hedging and volatility management purposes.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. Derivatives used by the fund are not subject to the Advisor's sustainability criteria.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.The following disclosure replaces the existing similar disclosure contained under the “MAIN RISKS” section of the fund’s summary prospectus, and under the “MAIN RISKS” section of the summary section and “FUND DETAILS” section of the fund’s prospectus.ESG investing risk. Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors. In addition, the fund may be required to sell a security when it might otherwise be disadvantageous to do so. The ESG research and assessments used by the Advisor are based on information that is publicly available and/or provided by the companies themselves or by third parties. Such information may be unavailable or unreliable or out of date and, with respect to information provided by third parties, may be based on criteria that differ among data providers. The reliability and comparability of the data will affect the ESG assessments. There is no assurance that the ESG assessments used by the Advisor will be successful in identifying issuers that exhibit positive ESG performance, and neither a high ESG assessment grade nor inclusion in the fund is confirmation than an issuer exhibits positive ESG performance on any one or more ESG-related issues. Certain ESG assessments used by the Advisor are based on peer group comparisons, which may result in a favorable grade for an issuer that might not have received a favorable rating if compared to a broader universe of issuers. Additionally, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor.Please Retain This Supplement for Future Reference
DWS ESG Core Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICIESSUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSDWS ESG Core Equity FundDWS Investment Management Americas, Inc., the fund’s investment advisor, is updating the sustainability criteria applicable to the fund. The following changes will be implemented with the fund’s next rebalance after January 15, 2025.The following disclosure replaces the existing similar disclosure contained under the “PRINCIPAL INVESTMENT STRATEGIES”section of the fund’s summary prospectus and under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary section of the fund's prospectus.Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks, which meet the Advisor’s sustainability criteria. The fund may, at the discretion of portfolio management, invest up to 20% of net assets in investments that do not meet such sustainability criteria, including derivatives and securities of issuers for which environmental, social and governance (“ESG”) assessments have not been performed or are incomplete. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.Management process. Portfolio management uses a combination of proprietary ESG assessments and proprietary quantitative models to identify investments for the fund. As described further below, the ESG assessments are used to evaluate whether investments meet the Advisor’s sustainability criteria. The proprietary quantitative models used by portfolio management to construct the fund’s portfolio are based primarily on traditional fundamental factors and do not explicitly incorporate ESG factors in identifying investments for the fund.ESG AssessmentsPotential investments are assessed using a proprietary DWS ESG methodology, which is applied using a number of ESG assessments. The ESG assessments utilize a proprietary software tool (the “DWS ESG Engine”) and seek to identify issuers that fail to meet certain minimum ESG standards in their operations and/or are significantly involved in, or significantly exposed to, certain controversial business areas and activities, in each case as determined by the DWS ESG Engine based on various inputs and calculation methodologies.The DWS ESG Engine uses data primarily from several third-party ESG data vendors and public sources to derive issuer grades for certain ESG assessments. Such graded ESG assessments are based on a letter scale from “A” to “F,” in which each issuer receives one of six possible grades, with “A”representing the highest grade and “F” representing the lowest grade on the scale. In order to meet the Advisor’s sustainability criteria, an issuer must receive a grade of “E” or above.For other ESG assessments, the DWS ESG Engine seeks to evaluate issuers for involvement in, or exposure to, business activities which have a high potential for negative social and/or environmental impacts, including fossil fuels, certain weapons categories or certain controversial sectors (collectively,“controversial sectors and weapons”). These assessments may be revenue-based or categorical.An issuer must satisfy each of the following ESG assessments in order to meet the Advisor’s sustainability criteria:DWS Climate and Transition Risk AssessmentThe DWS Climate and Transition Risk Assessment is designed to evaluate issuers in the context of climate change and environmental changes, for example, with respect to greenhouse gas emissions reduction and water conservation. Issuers that are determined to contribute less to climate change and other negative environmental changes, or to be less exposed to these risks, receive better grades.DWS Norm AssessmentThe DWS Norm Assessment is designed to evaluate the behavior of issuers within the framework of the principles of the United Nations (UN) Global Compact, the standards of the International Labor Organization, and other generally accepted international standards and principles. The DWS Norm Assessment examines, for example, an issuer’s practices and impacts related to human rights, workers’ rights, child or forced labor, the environment, and business ethics.UN Global Compact AssessmentIn addition to the DWS Norm Assessment, an issuer will not meet the Advisor’s sustainability criteria if it is determined to be directly involved in one or more very severe, unresolved controversies related to the principles of the UN Global Compact.DWS ESG Quality AssessmentThe DWS ESG Quality Assessment utilizes a peer group comparison and is designed to evaluate an issuer’s overall ESG performance, based on consensus among several ESG data vendors (best-in-class approach), for example, concerning the handling of environmental changes, product safety, employee management or corporate ethics. The peer group for an issuer is comprised of other issuers in the same industry. Issuers determined to exhibit better overall ESG performance relative to their peer group receive a better grade, while issuers determined to exhibit worse overall ESG performance relative to their peer group receive a worse grade.Exposure to controversial sectors and weaponsAn issuer will not meet the Advisor’s sustainability criteria if it is determined that it is significantly involved in, or significantly exposed to (each as determined by certain minimum revenue thresholds, generally 0-10%), certain controversial business areas and business activities, including: controversial weapons, the defense industry, civil handguns or ammunition, tobacco products, gambling, adult entertainment, palm oil, nuclear power generation, uranium mining and/or uranium enrichment, extraction of crude oil, unconventional extraction of crude oil and/or natural gas, coal mining and oil extraction, power generation from coal, power generation from and other use of other fossil fuels (excluding natural gas), and mining and exploration of and services in connection with oil sands and oil shale. An issuer also will not meet the Advisor’s sustainability criteria if it is identified as having coal expansion plans, such as additional coal mining, coal production or coal usage.Changes to the Advisor’s Sustainability Criteria / Adjustments to individual ESG assessment scoresThe Advisor’s sustainability criteria may be updated periodically to, among other things, add or remove ESG assessments, change the methodology applicable to an ESG assessment, or revise an ESG assessment grade or revenue threshold for meeting the Advisor’s sustainability criteria.In addition, in certain circumstances, a DWS internal review process allows for adjustment to certain individual assessment scores, as calculated by the DWS ESG Engine.Proprietary Quantitative Investment ModelsThe quantitative models utilized by portfolio management are research based and seek to identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund’s portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund’s benchmark index. All investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by portfolio management may be adjusted from time to time and may favor different types of securities from different industries and companies at different times.At the time of the portfolio’s scheduled rebalancing, a security may be sold when a quantitative model indicates that other investments are more attractive, when the company no longer meets performance or risk expectations, or to maintain portfolio characteristics similar to the fund’s benchmark. A security also generally will be sold if it no longer meet’s the Advisor’s sustainability criteria.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. From time to time, certain amounts of the fund’s assets will be invested in total return swap transactions, through which the fund and a swap counterparty will exchange the returns of a custom basket of both long and short positions selected using portfolio management’s proprietary quantitative models. Portfolio management may use total return swaps in seeking to enhance potential returns as well as for hedging. In addition, portfolio management may use options and futures contracts as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. Portfolio management may also use put options for hedging and volatility management purposes.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. Derivatives used by the fund are not subject to the Advisor's sustainability criteria.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.The following disclosure replaces the existing similar disclosure contained under the “MAIN RISKS” section of the fund’s summary prospectus, and under the “MAIN RISKS” section of the summary section and “FUND DETAILS” section of the fund’s prospectus.ESG investing risk. Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors. In addition, the fund may be required to sell a security when it might otherwise be disadvantageous to do so. The ESG research and assessments used by the Advisor are based on information that is publicly available and/or provided by the companies themselves or by third parties. Such information may be unavailable or unreliable or out of date and, with respect to information provided by third parties, may be based on criteria that differ among data providers. The reliability and comparability of the data will affect the ESG assessments. There is no assurance that the ESG assessments used by the Advisor will be successful in identifying issuers that exhibit positive ESG performance, and neither a high ESG assessment grade nor inclusion in the fund is confirmation than an issuer exhibits positive ESG performance on any one or more ESG-related issues. Certain ESG assessments used by the Advisor are based on peer group comparisons, which may result in a favorable grade for an issuer that might not have received a favorable rating if compared to a broader universe of issuers. Additionally, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor.Please Retain This Supplement for Future Reference
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks, which meet the Advisor’s sustainability criteria. The fund may, at the discretion of portfolio management, invest up to 20% of net assets in investments that do not meet such sustainability criteria, including derivatives and securities of issuers for which environmental, social and governance (“ESG”) assessments have not been performed or are incomplete. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.Management process. Portfolio management uses a combination of proprietary ESG assessments and proprietary quantitative models to identify investments for the fund. As described further below, the ESG assessments are used to evaluate whether investments meet the Advisor’s sustainability criteria. The proprietary quantitative models used by portfolio management to construct the fund’s portfolio are based primarily on traditional fundamental factors and do not explicitly incorporate ESG factors in identifying investments for the fund.ESG AssessmentsPotential investments are assessed using a proprietary DWS ESG methodology, which is applied using a number of ESG assessments. The ESG assessments utilize a proprietary software tool (the “DWS ESG Engine”) and seek to identify issuers that fail to meet certain minimum ESG standards in their operations and/or are significantly involved in, or significantly exposed to, certain controversial business areas and activities, in each case as determined by the DWS ESG Engine based on various inputs and calculation methodologies.The DWS ESG Engine uses data primarily from several third-party ESG data vendors and public sources to derive issuer grades for certain ESG assessments. Such graded ESG assessments are based on a letter scale from “A” to “F,” in which each issuer receives one of six possible grades, with “A”representing the highest grade and “F” representing the lowest grade on the scale. In order to meet the Advisor’s sustainability criteria, an issuer must receive a grade of “E” or above.For other ESG assessments, the DWS ESG Engine seeks to evaluate issuers for involvement in, or exposure to, business activities which have a high potential for negative social and/or environmental impacts, including fossil fuels, certain weapons categories or certain controversial sectors (collectively,“controversial sectors and weapons”). These assessments may be revenue-based or categorical.An issuer must satisfy each of the following ESG assessments in order to meet the Advisor’s sustainability criteria:DWS Climate and Transition Risk AssessmentThe DWS Climate and Transition Risk Assessment is designed to evaluate issuers in the context of climate change and environmental changes, for example, with respect to greenhouse gas emissions reduction and water conservation. Issuers that are determined to contribute less to climate change and other negative environmental changes, or to be less exposed to these risks, receive better grades.DWS Norm AssessmentThe DWS Norm Assessment is designed to evaluate the behavior of issuers within the framework of the principles of the United Nations (UN) Global Compact, the standards of the International Labor Organization, and other generally accepted international standards and principles. The DWS Norm Assessment examines, for example, an issuer’s practices and impacts related to human rights, workers’ rights, child or forced labor, the environment, and business ethics.UN Global Compact AssessmentIn addition to the DWS Norm Assessment, an issuer will not meet the Advisor’s sustainability criteria if it is determined to be directly involved in one or more very severe, unresolved controversies related to the principles of the UN Global Compact.DWS ESG Quality AssessmentThe DWS ESG Quality Assessment utilizes a peer group comparison and is designed to evaluate an issuer’s overall ESG performance, based on consensus among several ESG data vendors (best-in-class approach), for example, concerning the handling of environmental changes, product safety, employee management or corporate ethics. The peer group for an issuer is comprised of other issuers in the same industry. Issuers determined to exhibit better overall ESG performance relative to their peer group receive a better grade, while issuers determined to exhibit worse overall ESG performance relative to their peer group receive a worse grade.Exposure to controversial sectors and weaponsAn issuer will not meet the Advisor’s sustainability criteria if it is determined that it is significantly involved in, or significantly exposed to (each as determined by certain minimum revenue thresholds, generally 0-10%), certain controversial business areas and business activities, including: controversial weapons, the defense industry, civil handguns or ammunition, tobacco products, gambling, adult entertainment, palm oil, nuclear power generation, uranium mining and/or uranium enrichment, extraction of crude oil, unconventional extraction of crude oil and/or natural gas, coal mining and oil extraction, power generation from coal, power generation from and other use of other fossil fuels (excluding natural gas), and mining and exploration of and services in connection with oil sands and oil shale. An issuer also will not meet the Advisor’s sustainability criteria if it is identified as having coal expansion plans, such as additional coal mining, coal production or coal usage.Changes to the Advisor’s Sustainability Criteria / Adjustments to individual ESG assessment scoresThe Advisor’s sustainability criteria may be updated periodically to, among other things, add or remove ESG assessments, change the methodology applicable to an ESG assessment, or revise an ESG assessment grade or revenue threshold for meeting the Advisor’s sustainability criteria.In addition, in certain circumstances, a DWS internal review process allows for adjustment to certain individual assessment scores, as calculated by the DWS ESG Engine.Proprietary Quantitative Investment ModelsThe quantitative models utilized by portfolio management are research based and seek to identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund’s portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund’s benchmark index. All investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by portfolio management may be adjusted from time to time and may favor different types of securities from different industries and companies at different times.At the time of the portfolio’s scheduled rebalancing, a security may be sold when a quantitative model indicates that other investments are more attractive, when the company no longer meets performance or risk expectations, or to maintain portfolio characteristics similar to the fund’s benchmark. A security also generally will be sold if it no longer meet’s the Advisor’s sustainability criteria.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. From time to time, certain amounts of the fund’s assets will be invested in total return swap transactions, through which the fund and a swap counterparty will exchange the returns of a custom basket of both long and short positions selected using portfolio management’s proprietary quantitative models. Portfolio management may use total return swaps in seeking to enhance potential returns as well as for hedging. In addition, portfolio management may use options and futures contracts as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. Portfolio management may also use put options for hedging and volatility management purposes.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. Derivatives used by the fund are not subject to the Advisor's sustainability criteria.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
DWS ESG Core Equity Fund | Risk ESG Investing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG investing risk. Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors. In addition, the fund may be required to sell a security when it might otherwise be disadvantageous to do so. The ESG research and assessments used by the Advisor are based on information that is publicly available and/or provided by the companies themselves or by third parties. Such information may be unavailable or unreliable or out of date and, with respect to information provided by third parties, may be based on criteria that differ among data providers. The reliability and comparability of the data will affect the ESG assessments. There is no assurance that the ESG assessments used by the Advisor will be successful in identifying issuers that exhibit positive ESG performance, and neither a high ESG assessment grade nor inclusion in the fund is confirmation than an issuer exhibits positive ESG performance on any one or more ESG-related issues. Certain ESG assessments used by the Advisor are based on peer group comparisons, which may result in a favorable grade for an issuer that might not have received a favorable rating if compared to a broader universe of issuers. Additionally, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor.